Share capital (Details) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017 USD ($) shares	Apr. 30, 2016 USD ($) shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 £ / shares shares	Apr. 30, 2017 £ / shares shares	Apr. 30, 2016 £ / shares shares
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period			$ 39,700
Shares issued to satisfy option awards	$ 1,889	$ 898	5,689
Share reorganization			0
Shares issued relating to acquisition of the HPE Software business			6,514,170
Redemption of shares			(500,000)
Shares issued and fully paid at beginning of period	39,700		65,798
Nominal value per share (in pounds per share) | £ / shares				£ 18.7558
Proceeds from issuing shares	$ 2,000	$ 1,000	$ 5,800
Number of treasury shares held (in shares) | shares				9,858,205	0	29,924
Number of shares with voting rights (in shares) | shares				426,942,308	229,674,479	228,676,286
Number of share options (in shares) | shares	8,607,889	9,264,743	18,156,060
Ordinary Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares	228,706,210	228,587,397	229,674,479
Shares issued and fully paid at beginning of period	$ 39,573	$ 39,555	$ 39,700
Shares issued to satisfy option awards (in shares) | shares	968,269	118,313	1,894,673
Shares issued to satisfy option awards	$ 127	$ 18	$ 251
Share reorganization (in shares) | shares	0	500	(16,935,536)
Share reorganization	$ 0	$ 0	$ (2,926)
Shares issued relating to acquisition of the HPE Software business | shares	0	0	222,166,897
Shares issued relating to acquisition of the HPE Software business	$ 0	$ 0	$ 28,773
Shares issued and fully paid at beginning of period (in shares) | shares	229,674,479	228,706,210	436,800,513
Shares issued and fully paid at beginning of period	$ 39,700	$ 39,573	$ 65,798
Nominal value per share (in pounds per share) | £ / shares				£ 0.1	£ 0.1	£ 0.1
B Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares	0	0	0
Shares issued and fully paid at beginning of period	$ 0	$ 0	$ 0
Shares issued to satisfy option awards (in shares) | shares	0	0	229,799,802
Shares issued to satisfy option awards	$ 0	$ 0	$ 500,000
Redemption of shares (in shares) | shares	0	0	(229,799,802)
Redemption of shares	$ 0	$ 0	$ (500,000)
Shares issued and fully paid at beginning of period (in shares) | shares	0	0	0
Shares issued and fully paid at beginning of period	$ 0	$ 0	$ 0
Nominal value per share (in pounds per share) | £ / shares				£ 1.68	£ 1.68